Derivative Financial Instruments - Derivative Notional Values (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Total Derivative Notional Values	$ 110.1	$ 140.4
Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.7	0.7
Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	27.1	29.5
Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	82.3	110.2
Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	63.0	73.4
Interest Rate Swaps [Member] | Cash Flow [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.7	0.7
Interest Rate Swaps [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	16.0	15.8
Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	46.3	56.9
Floor Income Contracts [Member]
Derivative [Line Items]
Total Derivative Notional Values	31.8	51.6
Floor Income Contracts [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	31.8	51.6
Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Total Derivative Notional Values	11.4	14.0
Cross-Currency Interest Rate Swaps [Member] | Fair Value [Member]
Derivative [Line Items]
Total Derivative Notional Values	11.1	13.7
Cross-Currency Interest Rate Swaps [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	0.3	0.3
Other [Member]
Derivative [Line Items]
Total Derivative Notional Values	3.9	1.4
Other [Member] | Trading [Member]
Derivative [Line Items]
Total Derivative Notional Values	$ 3.9	$ 1.4